Prepaid expenses and accrued income (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current
R&D tax credits and other indirect tax receivables	€ 155		€ 174
Deposits	56		77
Other	97		117
Total non-current prepaid expenses and non-current accrued income	308		368
Current
Social security, R&D tax credits, VAT and other indirect taxes	514		552
Divestment-related receivables	35		28
Deposits			232
Accrued revenue	67		79
Other	408		368
Total current prepayments and current accrued income	€ 1,024	€ 1,042	€ 1,259